Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization and Description of Business (Details) [Line Items]
Incurred net losses	$ 30.6	$ 31.7
Operating cash flows	33.7	$ 18.3
Accumulated deficit	67.5
Cash and cash equivalents	$ 84.7
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Purchase of aggregate shares (in Shares)	10,000,000
Share price per unit (in Dollars per share)	$ 10
Aggregate gross proceeds	$ 100.0